9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Unsecured Convertible Promissory Notes Net Tables
Schedule of unsecured convertible promissory notes

Unsecured Convertible Promissory Notes	Additions	Debt Discount	Amortization of Debt Discount	Ending Balance	Current Portion	Non-current Portion
YP Holdings, LLC (Conversion type 1)	$3,150,000	$(3,150,000)	$176,380	$176,380	$5,815	$170,565
Various financial institutions and third parties (Conversion type 2)	1,454,209	(1,454,209)	54,203	54,203	—	54,203
Balance at December 31, 2016	$4,604,209	$(4,604,209)	$230,583	$230,583	$5,815	$224,768

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2015	2014
Interest expense	$782,809	$—	$—
Cancellation fee	110,000	—	—
Other interest and finance costs, net	11,167	—	—
Interest and finance expenses	$903,976	$—	$—

2017	$1,710,000
2018	—
2019	—
2020	—
Thereafter	4,604,209
Total	$6,314,209